John Hancock Managed Account Shares Bond Completion Portfolio Average Annual Total Returns		12 Months Ended	24 Months Ended	60 Months Ended	78 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	4.59%	(0.36%)	1.22%
None or SAME
Prospectus [Line Items]
Average Annual Return, Percent		8.62%	4.75%
Performance Inception Date	Dec. 19, 2023
None or SAME | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.47%	2.66%
None or SAME | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.51%	2.72%